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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-08883
                                   __________________________________________


                          The Shepherd Street Funds, Inc.
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
 _____________________________________________________________________________
                    (Address of principal executive offices)

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                     (Name and address of agent for service)


                    PLEASE SEND COPY OF COMMUNICATIONS TO:
                                Jeffrey C. Howard
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
_____________________________________________________________________________


Registrant's telephone number, including area code:    336-768-7230
                                                      ______________
Date of fiscal year end:   September 30, 2007
                          ____________________

Date of reporting period:  July 1, 2006 - June 30, 2007
                          ______________________________

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                 The Shepherd Street Funds, Inc.
             -------------------------------------------------------------------


By (Signature and Title)*      /s/ David B. Rea
                          ------------------------------------------------------
                               David B. Rea, President


Date  August 8, 2007
     ------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A
---------


                                    WAL-MART      Ticker   WMT

Shareholder Meeting Date: 6/1/07                             Cusip     931142103

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Ratification of Ernst & Young as independent accountants                                           For         For

Shareholder proposal: charitable contributions report                                            Against     Against

Shareholder proposal: universal health care policy                                               Against     Against

Shareholder proposal: pay for superior performance                                               Against       For

Shareholder proposal: equity compensation glass ceiling                                          Against     Against

Shareholder proposal: compensation disparity                                                     Against     Against

Shareholder proposal: business social responsibility report                                      Against     Against

Shareholder proposal: executive compensation report                                              Against     Against

Shareholder proposal: political contributions report                                             Against     Against

Shareholder proposal: social and reputation impact report                                        Against     Against

Shareholder proposal: cumulative voting                                                          Against     Against

Shareholder proposal: qualifications for director nominees                                       Against     Against


                                    NOVAGOLD   Ticker NG

Shareholder Meeting Date: 5/31/07                     Cusip       66987E206

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                               For        For

Appointment of Pricewaterhousecooperas as auditors for the corporation for the ensuing year         For        For
     and authorizing the directors to fix their remuneration

Ratify and approve the shareholder rights plan agreement                                            For        For

Amend the 2004 stock option plan                                                                    For        For

Ratify and approve the performance share unit plan                                                  For        For

                                   FX ENERGY   Ticker FXEN

Shareholder Meeting Date: 6/5/07                  Cusip         302695101

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                               For        For

Ratify the appointment of Pricewaterhousecoopers as the company's independent registered            For        For
     public accounting firm for the 2007 fiscal year

Transact such other business as may properly come before the annual meeting or any adjournment      For        For
     thereof


                                LOWE'S COMPANIES    Ticker  LOW

Shareholder Meeting Date: 5/25/07                    Cusip                548661107

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Approve an amendment to the Lowe's Companies employee stock purchase plan - stock options for      For      Against
     everyone - to increase the number of shares authorized for issuance under the plan

Ratify the appointment of Deloitte & Touche as the company's independent accountants               For        For

Shareholder proposal establishing minimum share ownership requirements for director nominees     Against    Against

Shareholder proposal requesting annual report on wood procurement                                Against    Against

Shareholder proposal regarding annual election of each director                                  Against    Against

Shareholder proposal regarding executive severance agreements                                    Against    Against

Shareholder proposal regarding executive compensation plan                                       Against    Against


                                 TRIAD GUARANTY    Ticker TGIC

Shareholder Meeting Date: 5/17/07                     Cusip                895925105

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                               For        For

Ratification of the selection of Ernst & Young as the independent registered public accounting      For        For
     firm for the company for 2007

Approval of the proposal to adopt the Triad Guaranty 2007 key executive incentive                   For      Against
     compensation plan


                                   WELLPOINT    Ticker WLP

Shareholder Meeting Date: 5/16/07                     Cusip       94973V107

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Approve majority voting for the election of directors in non-contested elections                   For        For

Ratify the appointment of Ernst & Young as the independent registered public accounting firm       For        For
     for the company for 2007


                                     GOOGLE    Ticker GOOG

Shareholder Meeting Date: 5/10/07                    Cusip       38259P508

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Ratify the appointment of Ernst and Young as independent registered public accounting firm         For        For
     for fiscal year ending 12/31/2007

Approval of an amendment to 2004 stock plan to increase the number of authorized shares of         For       Against
     Class A common stock issuable thereunder by 4.5 million

Approval of Google's executive bonus plan                                                          For       Against

Stockholder proposal to request that management institute policies to help protect freedom of    Against     Against
     access to the internet


                              FALCONSTOR SOFTWARE     Ticker FALC

Shareholder Meeting Date: 5/8/07                           Cusip            306137100

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Approve an amendment to 2006 incentive stock plan                                                  For      Against

Approve the 2007 outside director equity compensation plan                                         For      Against

Ratify the appointment of KPMG as independent registered public accounting firm for fiscal         For        For
     year ending 12/31/2007


                                     INTEL    Ticker INTC

Shareholder Meeting Date: 5/16/07                         Cusip             458140100

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Ratification of Ernst and Young as independent registered public accounting firm                   For         For

Amendment and extension of 2006 equity incentive plan                                              For       Against

Approval of 2007 executive officer incentive plan                                                  For       Against

Stockholder proposal requesting limitation on executive compensation                             Against     Against


                                    PEPSICO    Ticker PEP

Shareholder Meeting Date: 5/2/07                             Cusip          713448108

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Approval of independent registered public accountants                                              For         For

Approval of 2007 long term incentive plan                                                          For       Against

Shareholder proposal: charitable contributions                                                   Against     Against


                                  ALTRIA GROUP     Ticker MO

Shareholder Meeting Date: 4/26/07                        Cusip      02209S103

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Ratification of the selection of independent auditors                                              For        For

Stockholder proposal: cumulative voting                                                          Against    Against

Stockholder proposal: informing children of their rights if forced to incur secondhand           Against    Against
     smoke

Stockholder proposal: stop all company-sponsored "campaigns" allegedly oriented to prevent       Against    Against
     youth from smoking

Stockholder proposal: get out of traditional tobacco business by 2010                            Against    Against

Stockholder proposal: animal welfare policy                                                      Against    Against


                               BERKSHIRE HATHAWAY    Ticker BRKA

Shareholder Meeting Date: 5/5/07                       Cusip               84670108

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Shareholder proposal to approve shareholder proposal with respect to investments in              Against    Against
     certain foreign corporations


                                JOHNSON JOHNSON    Ticker JNJ

Shareholder Meeting Date: 4/26/07                       Cusip              478160104

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Ratification of appointment of pricewaterhousecoopers as independent registered                    For        For
     accounting firm

Shareholder proposal on majority voting requirements for director nominees                       Against    Against

Shareholder proposal on supplmental retirement plan                                              Against      For


                                   CITIGROUP    Ticker C

Shareholder Meeting Date: 4/17/07                     Cusip                172967101

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Proposal to ratify the selection of KPMG as independent registered public accounting firm for      For        For
     2007

Stockholder proposal requesting a report on prior governmental service of certain individuals    Against    Against

Stockholder proposal requesting a report on political contributions                              Against    Against

Stockholder proposal requesting a report on charitable contributions                             Against    Against

Shareowner proposal requesting an advisory resolution to ratify executive compensation           Against    Against

Stockholder proposal requesting that CEO compensation be limited to no more than 100 times       Against    Against
     the avarge compensation paid to worldwide employees

Stockholder proposal requesting that the Chairman have no management duties, titles or           Against    Against
     responsibilities

Stockholder proposal requesting that stock options be subject to five year sales restriction     Against    Against

Stockholder proposal requesting cumulative voting                                                Against    Against

Stockholder proposal requesting that stockholders have the right to call special shareholder     Against    Against
     meetings


                                     NOKIA   Ticker NOK

Shareholder Meeting Date: 5/3/07                           Cusip            654902204

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Approval of the income statements and balance sheet                                                For        For

Approval of a dividend of Eur .43 per share                                                        For        For

Approval of the discharge of the chairman, board and president from liability                      For        For

Approval of amendment of the articles of association                                               For        For

Approval of the remuneration to be paid to the members of the board                                For        For

Approval of the composition of the board                                                           For        For

Approval of the remuneration to be paid to the auditor                                             For        For

Approval of the re-election of pricewaterhousecoopers as the auditors for fiscal 2007              For        For

Approval of the grant of stock options to selected personnel                                       For        For

Approval of the reduction of the share issue premium                                               For        For

Approval of the proposal of the board on the recording of the subscription price for shares        For        For
     issued based on stock options

Approval of the authorization to the board on the issuance of shares and special rights            For        For
     entitling to shares

Authorization to the board to repurchase Nokia shares                                              For        For


                                     PFIZER    Ticker PFE

Shareholder Meeting Date: 4/26/07                      Cusip               717081103

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Proposal to ratify the selection of KPMG as independent registered public accounting firm for      For         For
     2007

Shareholder proposal relating to cumulative voting                                               Against     Against

Shareholder proposal requesting a report on the rationale for exporting animal experimentation   Against     Against

Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate       Against     Against
     policy on laboratory animal care and use

Shareholder proposal relating to qualifications for director nominees                            Against     Against


                                GENERAL ELECTRIC      Ticker GE

Shareholder Meeting Date: 4/25/07                            Cusip          369604103

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Ratification of KPMG                                                                               For         For

Adpoption of majority voting for directors                                                         For         For

Approval of 2007 long term incentive plan                                                          For         For

Approval of material terms of senior officer performance goals                                     For         For

Shareowner proposal for cumulative voting                                                        Against     Against

Shareowner proposal to curb over-extended directors                                              Against     Against

Shareowner proposal concering one director from the ranks of retirees                            Against     Against

Shareowner proposal concerning independent board chairman                                        Against     Against

Shareowner proposal to eliminate dividend equivalents                                            Against     Against

Shareowner proposal for report on charitable contributions                                       Against     Against

Shareowner proposal for global warming report                                                    Against     Against

Shareowner proposal for ethical criteria for military contracts                                  Against     Against

Shareowner proposal for report on pay differential                                               Against     Against


                                LEHMAN BROTHERS    Ticker LEH

Shareholder Meeting Date: 4/12/07                     Cusip               524908100

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of director: Michael L. Ainslie                                                           For         For

Election of director: John Akers                                                                   For         For

Election of director: Roger Berlind                                                                For         For

Election of director: Thomas Cruikshank                                                            For         For

Election of director: Marsha Evans                                                                 For         For

Election of director: Richard Fuld, Jr.                                                            For         For

Election of director: Sir Christopher Gent                                                         For         For

Election of director: Roland Hernandez                                                             For         For

Election of director: Henry Kaufman                                                                For         For

Election of director: John Macomber                                                                For         For

Ratify the selection of Ernst & Young as the company's indpendent registered public                For         For
     accounting firm for the 2007 fiscal year by the audit committee of the Board

Approve an amendment to Lehman Brothers Holdings 2005 Stock Incentive Plan                         For       Against

Stockholder proposal regarding political contributions                                           Against     Against


                                 CISCO SYSTEMS    Ticker CSCO

Shareholder Meeting Date: 11/15/06                   Cusip       17275R102

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Ratify the appointment of Pricewaterhousecoopers LLP as Cisco's independent                        For        For
     registered public accounting firm for the fiscal year ending July 28, 2007

Shareholder proposal urging the board of directors to adopt a policy that a                      Against    Against
     signficant portion of future equity compensation grants to senior executives shall be shares of stock that require the achievement of performance goals as a prerequisite to vesting

Shareholder proposal requesting the board's compensation committee initiate a                    Against    Against
     review of Cisco's executive compensation policies and to make available upon request, a report of that review by January 1, 2007

Shareholder proposal requesting the board to publish a report to shareholders                    Against    Against
     within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable to
     encourage the violation of human rights


                             MICROSOFT CORPORATION   Ticker  MSFT

Shareholder Meeting Date: 11/14/06                       Cusip              594918104

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of director: William H. Gates III                                                         For         For

Election of director: Steven A. Balmer                                                             For         For

Election of director: James I. Cash Jr.                                                            For         For

Election of director: Dina Dublon                                                                  For         For

Election of director: Raymond V. Gilmartin                                                         For         For

Election of director: David F. Marquardt                                                           For         For

Election of director: Charles H. Noski                                                             For         For

Election of director: Helmut Panke                                                                 For         For

Election of director: Jon A. Shirley                                                               For         For

Ratification of the selection of Deloitte and Touche LLP as the company's independent              For         For
     auditor

Shareholder proposal - restriction on selling products and services to foreign                   Against     Against
     governments

Shareholder proposal - sexual orientation in equal employment opportunity policy                 Against     Against

Shareholder proposal - hiring of proxy advisor                                                   Against     Against


                           AUTOMATIC DATA PROCESSING    Ticker ADP

Shareholder Meeting Date: 11/14/06                         Cusip              53015103

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                               For        For

Approval of the Company's amended and restated executive incentive compensation plan                For      Against

Appointment of Deloitte and Touche LLP                                                              For        For


                                EUROZINC MINING    Ticker EZM

Shareholder Meeting Date: 10/19/06                   Cusip                 298804105

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Approve a special resolution, the full text of which is set out in Appendix A to                   For      Against
     the information circular, approving an arrangement under the provisions of
     Division 5 of Part 9 of the business corporations act (British Columbia)
     involving Eurozinc, the holders of Eurozinc common shares and Lundin Mining
     Corporation, all as more particularly described in the information circular

Approve any other business that may properly come before the meeting                               For      Against


                           PROCTER AND GAMBLE COMPANY    Ticker PG

Shareholder Meeting Date: 10/10/06                      Cusip              742718109

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Approve amendment to the code of regulators to decrease the authorized number of directors         For        For
     on the board

Ratify appointment of the independent registered public accounting firm                            For        For

Reapprove and amend the material terms of the performance criteria under the PG 2001 stock         For        For
     and incentive compensation plan

Shareholder proposal - award no future stock options                                             Against    Against


                                      DELL    Ticker DELL

Shareholder Meeting Date: 7/21/06                            Cusip    24702R101

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Ratification of independent auditor                                                                For        For

Shareholder proposal regarding global human rights standard                                      Against    Against

Shareholder proposal regarding declaration of a dividend                                         Against      For


                                PETROHAWK ENERGY    Ticker HAWK

Shareholder Meeting Date: 7/12/06                     Cusip                716495106

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For        For

Proposal to approve and adotp the amended and restated agreement and plan of merger effective      For        For
     April 20, 2006 by and between the company and KCS energy

Proposal to amend the company's certificate of incorporation to increase the number of             For        For
     authorized shares of common stock from 125 million to 300 million

Proposal to amend the company's second amended and restated 2004 employee                          For        For
     incentive plan to increase the number of authorized shares of common stock under the plan from 4.25 million to 7.05 million

Proposal to amend the company's amended and restated 2004 non-employee director                    For        For
     incentive plan to increase the number of authorized shares of common stock under the plan from 400,000 to 600,000


                             CAPITAL ONE FINANCIAL   Ticker COF

Shareholder Meeting Date: 4/26/07                          Cusip     14040H105

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Election of directors                                                                              For         For

Ratification of Ernst and Young as independent auditor for 2007                                    For         For

Approval and adoption of Capital One's amended and restated certificate of incorporation           For         For
     to permit amendment of the bylaws to adopt majority voting for election of directors

Stockholder proposal: stockholder advisory vote on executive compensation                        Against     Against


                             CAPITAL ONE FINANCIAL   Ticker COF

Shareholder Meeting Date: 8/22/06                   Cusip       14040H105

PROPOSALS                                                                                         BOARD       SSEFX
---------                                                                                          REC        VOTE
                                                                                                   ---        ----
Approve and adopt the agreement and plan of merger, dated as of March 12, 2006,                    For        For
     between Capital One Financial Corporation and North Fork Bancorporation, as
     it may be amended from time to time, pursuant to which North Fork will merge with and into Capital One

Approve adjournment or postponement of the special meeting, if necessary, to solicit               For        For
     additional proxies